Taxation	12 Months Ended
Dec. 31, 2011
Taxation [Abstract]
Taxation

11. Taxation

Cayman Islands

The Group is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group's subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during each of the three years ended December 31, 2011. Therefore, no Hong Kong profit tax has been provided for in the years presented.

PRC

Pursuant to PRC New Corporate Income Tax Law effective January 1, 2008, the Group's VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax ("EIT") on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the EIT Law and the Income Tax Law of the People's Republic of China.

In April 2009, Shanghai Taomee obtained a Software Enterprise Certification (the "Certification"), which was effective on January 1, 2009. An enterprise having such Certification is entitled to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). Shanghai Taomee was subject to an income tax rate of 0% for both 2009 and 2010, and 12.5% from 2011 to 2013. Shanghai Taomee's tax holiday period was approved by relevant tax authorities in May 2010.

In September 2010, Shanghai Shengran also obtained a Software Enterprise Certification and is entitled to enjoy full exemption from EIT for two years starting from its first profitable year, and 50% reduction in EIT rate in the three subsequent years. The relevant tax authorities informed Shanghai Shengran in April 2011 that the full EIT exemption would apply retroactively in 2009 and 2010, and 50% reduction in EIT rate will apply from 2011 to 2013.

Shanghai Qidong and Shanghai Animation were subject to an income tax rate of 25%.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as a Hong Kong tax resident and beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2011, the Group plans to indefinitely reinvest undistributed profits earned from Shanghai Shengran in its operations in the PRC. Therefore, no withholding income tax for undistributed profits of Shanghai Shengran has been provided in 2011.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. Due to legal restrictions, the equity shares of the VIEs cannot be transferred to Shanghai Shengran in the foreseeable future. As Shanghai Taomee has accumulated losses, no deferred tax liability has been provided as of December 31, 2011

The Group made its assessment of the level of authority for each of its uncertain tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. This assessment did not have any impact on the Group's total liabilities or equity. At December 31, 2009, 2010 and 2011, the amounts of gross unrecognized tax benefits were zero. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB 100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 (year of incorporation) through 2011 on transfer pricing and other tax matters.

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	Years ended December 31,
	2009	2010	2011
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	0.5%	(0.1)%	0.1%
Effect of different tax rate of group entity operating in other jurisdictions	0.5%	(0.4)%	2.8%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	—	(14.0)%	(0.6)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(19)%	(21.4)%	(14.3)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(7.6)%	(3.1)%	(0.8)%
Effect of Valuation Allowance	—	—	0.9%
Withholding tax on undistributed earnings	18.8%	0.9%	(2.9)%

Effective tax rate	18.2%	(13.1)%	10.2%

Tax that would otherwise have been payable without tax holidays amounted to $784,791, $4,090,167 and $2,463,963 in 2009, 2010 and 2011, respectively, representing a decrease in basic earnings per share of $0.00, $0.01 and $0.00 and a decrease in diluted earnings per share of $0.00, $0.01 and $0.00 in 2009, 2010 and 2011, respectively. Expenditures incurred for R&D qualify for deductions at 150% of the actual R&D expenditures for the current period.

The principal components of the Group's deferred income tax assets and liabilities as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Deferred tax assets:
Deferred revenue and advance from customers	$2,433,425	$2,893,519
Other	366,440	491,354

Gross deferred tax assets:	$2,799,865	$3,384,873
Valuation allowances	—	(137,469)
Net deferred tax assets	$2,799,865	$3,247,404

Deferred tax liabilities:
Withholding tax on Shanghai Shengran	$481,302	$—
Other	29,737	10,910

Net deferred tax liabilities	$511,039	$10,910

Deferred tax assets are analyzed as:
Current	$2,799,865	$3,247,404
Non-Current	—	—

	$2,799,865	$3,247,404

Deferred tax liabilities are analyzed as:
Current	$511,039	$10,910
Non-Current	—	—

	$511,039	$10,910

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is more-likely-than-not that Shanghai Shengran and Shanghai Taomee will realize all the benefits of these deductible differences as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward periods are reduced.

Based on the current profit, projected future profitability, and other available evidence, the Group believes it is more-likely-than-not that Shanghai Animation will not realize the deferred tax assets resulted from the tax loss carried forward in the future periods. Thus, a full valuation allowances are provided for the deferred tax assets of Shanghai Animation.